Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Accrued Liabilities and Other Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
Note 4 – Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities are comprised of the following:

	June 30,	December 31,
	2015	2014
	(unaudited)

Credit card payable	$3,296	$4,739
Accrued payroll	860,253	679,277
Advances from related parties	68,000	-
Accrued purchases of property and equipment	54,781	174,801
Accrued research and development expenses	401,175	292,395
Accrued general and administrative expenses	456,077	315,294
Deferred rent	43,902	-
Total	$1,887,484	$1,466,506

During the six months ended June 30, 2015, the Company received an aggregate of $274,085 in non-interest bearing advances from an officer of the Company and a family member of an officer of the Company and made aggregate repayments of $206,085, such that the Company had a liability to the officer and the family member of an officer of $68,000 at June 30, 2015, which was due on demand. During the six months ended June 30, 2014, the Company received an aggregate of $15,015 in non-interest bearing advances from an officer of the Company and made aggregate repayments to a director of the Company, an officer of the Company and a family member of an officer of the Company of $40,005 of advances (plus accrued interest).

Note 6 – Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities are comprised of the following:

	December 31,
	2014	2013

Credit card payable	$4,739	$6,000
Accrued payroll and payroll taxes	679,277	672,535
Accrued purchases of property and equipment	174,801	-
Accrued research and development expenses	292,395	229,276
Accrued general and administrative expenses	315,294	266,541
Deferred rent	-	2,310
Total	$1,466,506	$1,176,662

During the year ended December 31, 2014, the Company received an aggregate of $58,054 in non-interest bearing advances from a director, an officer and a family member of the same officer and made aggregate repayments of $83,044 (inclusive of the $24,990 outstanding balance as of December 31, 2013 discussed below), such that the Company had no remaining liability with regard to these advances as of December 31, 2014. During the year ended December 31, 2013, the Company received an aggregate of $144,285 in advances from a director, an officer and a family member of the same officer and made aggregate repayments of $119,295, such that the Company had a liability of $24,990 with regard to these advances as of December 31, 2013.